Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Rent receivables	$ 4,510	$ 4,274
Credit risk
Disclosure of credit risk exposure [line items]
Rent receivables	4,510	4,274
Credit risk | Investment in debt instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 8,629	$ 13,937